Offerings - Offering: 1	Aug. 07, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99943
Maximum Aggregate Offering Price	$ 999,430,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 147,515.87
Offering Note
(1)	The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)
Calculated in accordance with Rule 457(r) of the Securities Act. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s registration statement on Form
S-3ASR
filed with the U.S. Securities and Exchange Commission on March 21, 2022 (File
No. 333-263730).